BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to net income (loss) attributable to Holdings for the years ended December 31, 2022, 2021 and 2020, respectively:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Net income (loss) attributable to Holdings	$2,153	$1,755	$(648)
Adjustments related to:
Variable annuity product features (1)	(2,193)	1,115	3,912
Investment (gains) losses	945	(867)	(745)
Net actuarial (gains) losses related to pension and other postretirement benefit obligations	82	120	109
Other adjustments (2) (3) (4) (5)	605	628	952
Income tax expense (benefit) related to above adjustments (6)	118	(208)	(888)
Non-recurring tax items (7)	16	12	(391)
Non-GAAP Operating Earnings	$1,726	$2,555	$2,301

Operating earnings (loss) by segment:
Individual Retirement	$762	$794	$996
Group Retirement	446	579	494
Investment Management and Research	424	564	432
Protection Solutions	97	262	164
Wealth Management	101	58	34
Legacy	235	522	569
Corporate and Other (8)	$(339)	$(224)	$(387)
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(1)Includes COVID-19 impact on variable annuity product features due to a first quarter 2020 assumption update of $1.5 billion and other COVID-19 related impacts of $35 million for the year ended December 31, 2020.
(2)Includes COVID-19 impact on other adjustments due to a first quarter 2020 assumption update of $1.0 billion and other COVID-19 related impacts of $86 million for the year ended December 31, 2020.
(3)Includes separation costs of $82 million and $108 million for the for the years ended December 31, 2021 and 2020, respectively. Separation costs were completed during 2021.
(4)Includes certain gross legal expenses related to the COI litigation and claims related to a commercial relationship of $218 million and $207 million for the years ended December 31, 2022 and 2021, respectively. Includes policyholder benefit costs of $75 million for the years ended December 31, 2022 stemming from a deal to repurchase UL policies from one entity that had invested in numerous policies purchased in the life settlement market. No adjustments were made for years ended December 31, 2020 operating earnings as the impact was immaterial.
(5)Includes Non-GMxB related derivative hedge gains and losses of $(34) million, $0 million and $(404) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(6)Includes income taxes of $(554) million for the above COVID-19 items for the year ended December 31, 2020.
(7)Prior year includes a reduction in the reserve for uncertain tax positions resulting from the completion of an IRS examination in the year ended December 31, 2020.
(8)Includes interest expense and financing fees of $205 million, $242 million and $218 million for the years ended December 31, 2022, 2021 and 2020, respectively.
The table below presents segment revenues for the years ended December 31, 2022, 2021 and 2020.

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Segment revenues:
Individual Retirement (1)	$2,028	$1,989	$2,177
Group Retirement (1)	1,158	1,371	1,148
Investment Management and Research (2)	4,105	4,430	3,704
Protection Solutions (1)	3,120	3,179	3,038
Wealth Management (3)	1,446	1,437	1,180
Legacy (1)	819	1,229	2,134
Corporate and Other (1)	910	1,021	805
Elimination	(760)	(779)	(673)
Adjustments related to:
Variable annuity product features	(2,193)	1,115	3,912
Investment gains (losses), net	(945)	(867)	(745)
Other adjustments to segment revenues	2,956	(6,511)	(4,266)
Total revenues	$12,644	$7,614	$12,415
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(1)Includes investment expenses charged by AB of $110 million and $96 million and $84 million for the years ended December 31, 2022, 2021 and 2020, respectively, for services provided to the Company.
(2)Inter-segment investment management and other fees of $134 million, $126 million and $113 million for the years ended December 31, 2022, 2021 and 20202, respectively, are included in segment revenues of the Investment Management and Research segment.
(3)Inter-segment distribution fees of $736 million, $748 million and $644 million for the years ended December 31, 2022, 2021 and 2020 respectively, are included in segment revenues of the Wealth Management segment.

The table below presents total assets by segment as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	(in millions)
Total assets by segment:
Individual Retirement	$77,641	$78,598
Group Retirement	42,421	57,458
Investment Management and Research	12,633	11,986
Protection Solutions	37,224	50,089
Wealth Management	137	140
Legacy	48,231	64,578
Corporate and Other	34,415	32,839
Total assets	$252,702	$295,688